S000000716 [Member] Investment Objectives and Goals - Western Asset High Yield Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET HIGH YIELD FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximize total return, consistent with prudent investment management.